UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10347

Nuveen California Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
	May 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.8% (5.2% of Total Investments)
$ 870	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 803,367
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
7,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	Baa3	5,170,500
	Bonds, Series 2007A-1, 5.750%, 6/01/47
29,660	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	Baa3	17,436,224
	Bonds, Series 2007A-2, 0.000%, 6/01/37
38,030	Total Consumer Staples			23,410,091
	Education and Civic Organizations – 5.1% (3.4% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/35 at 100.00	A3	257,340
	2005A, 5.000%, 10/01/35
2,160	California Educational Facilities Authority, Revenue Bonds, University of San Francisco,	10/21 at 100.00	A3	2,272,968
	Series 2011, 6.125%, 10/01/36
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	209,262
270	5.000%, 11/01/25	11/15 at 100.00	A2	275,073
1,500	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	9/11 at 100.00	Baa1	1,500,315
	Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)
6,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	Aa2	6,048,180
	NPFG Insured
610	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	580,177
	University, Series 2003, 6.500%, 10/01/23
4,000	University of California, General Revenue Bonds, Series 2003A, 5.000% 5/15/23 –	5/13 at 100.00	Aa1	4,211,600
	AMBAC Insured (UB)
15,030	Total Education and Civic Organizations			15,354,915
	Health Care – 32.7% (21.7% of Total Investments)
	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series 2001:
4,000	6.000%, 4/01/22	4/12 at 100.00	BBB+	4,029,160
2,000	6.125%, 4/01/32	4/12 at 100.00	BBB+	2,000,040
670	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	606,933
	Series 2006, 5.000%, 4/01/37
3,530	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	3,702,582
	6.000%, 8/15/42
3,735	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	11/16 at 100.00	AA–	2,885,026
	Bonds Trust 3765, 18.708%, 5/15/19 (IF) (4)
9,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	9,011,970
	LLC, Series 2001A, 5.550%, 8/01/31
2,520	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	2,307,060
	West, Series 2005A, 5.000%, 3/01/35
1,650	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/18 at 100.00	AA+	1,538,031
	West, Series 2007B, 5.000%, 3/01/37 – AGC Insured
8,875	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	9,223,788
	2011A, 6.000%, 8/15/42
	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health
	System, Series 2007A:
805	4.800%, 7/15/17	No Opt. Call	N/R	811,754
3,435	5.125%, 7/15/31	7/17 at 100.00	N/R	2,895,121
6,525	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	No Opt. Call	AA–	6,967,591
	Memorial Health Services, Series 2003A, 6.000%, 10/01/12
6,450	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AA+	6,855,060
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – AGM Insured
4,500	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	7/17 at 100.00	AA+	4,450,815
	Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured
7,665	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds,	11/11 at 100.00	A–	7,688,072
	Mission Community Hospital, Series 2001, 5.375%, 11/01/21
2,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,593,280
	Health System, Series 2005A, 5.250%, 7/01/35
4,300	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	3,837,019
	Series 2006, 5.000%, 3/01/41
645	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	626,979
	Series 2001C, 5.250%, 8/01/31
1,765	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/19 at 100.00	AA–	1,791,087
	Series 2009A, 5.750%, 7/01/39
5,600	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	AA–	4,325,048
	Option Bond Trust 3102, 18.407%, 11/15/46 (IF)
1,594	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA+	1,209,785
	System, Trust 2554, 18.728%, 7/01/47 – AGM Insured (IF)
2,950	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/38 at 100.00	BBB	3,203,936
	2008A, 8.250%, 12/01/38
2,330	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presybterian, Series 2011A,	12/21 at 100.00	AA	2,461,971
	6.000%, 12/01/40
695	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BBB–	673,233
	6.500%, 11/01/29
7,650	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	6,840,401
	6.000%, 11/01/41
	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical
	Center, Series 2007A:
5,790	5.000%, 7/01/38	7/17 at 100.00	Baa1	4,791,630
2,500	5.000%, 7/01/47	7/17 at 100.00	Baa1	1,993,575
103,179	Total Health Care			98,320,947
	Housing/Multifamily – 4.2% (2.8% of Total Investments)
2,040	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB–	1,910,970
	Series 2010A, 6.400%, 8/15/45
325	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	274,846
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,735	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,672,419
	Home Park, Series 2003A, 5.750%, 9/15/38
1,125	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	1,110,454
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
3,610	San Bernardino County Housing Authority, California, GNMA Collateralized Multifamily Mortgage	11/11 at 105.00	Aaa	3,718,481
	Revenue Bonds, Pacific Palms Mobile Home Park, Series 2001A, 6.700%, 12/20/41
	San Jose, California, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed Securities
	Program, Lenzen Housing, Series 2001B:
1,250	5.350%, 2/20/26 (Alternative Minimum Tax)	8/11 at 102.00	AAA	1,257,163
2,880	5.450%, 2/20/43 (Alternative Minimum Tax)	8/11 at 102.00	AAA	2,828,563
12,965	Total Housing/Multifamily			12,772,896
	Housing/Single Family – 2.6% (1.7% of Total Investments)
420	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A3	425,922
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206:
10,180	8.271%, 2/01/24 (Alternative Minimum Tax) (IF)	2/16 at 100.00	BBB	5,546,878
3,805	8.650%, 2/01/24 (Alternative Minimum Tax) (IF)	2/17 at 100.00	BBB	1,863,194
14,405	Total Housing/Single Family			7,835,994
	Industrials – 2.1% (1.4% of Total Investments)
5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	11/15 at 101.00	BBB	5,113,550
	Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)
5,205	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	CCC+	1,163,994
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)
10,205	Total Industrials			6,277,544
	Long-Term Care – 2.1% (1.4% of Total Investments)
2,450	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A–	2,486,726
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.125%, 1/01/22
	California Health Facilities Financing Authority, Insured Senior Living Revenue Bonds,
	Aldersly Project, Series 2002A:
1,500	5.125%, 3/01/22	3/12 at 101.00	A–	1,510,530
1,315	5.250%, 3/01/32	3/12 at 101.00	A–	1,250,315
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Baa1	1,075,200
	2009, 8.000%, 11/01/29
6,265	Total Long-Term Care			6,322,771
	Tax Obligation/General – 12.8% (8.5% of Total Investments)
	California State, General Obligation Bonds, Various Purpose Series 2009:
3,040	6.000%, 11/01/39	11/19 at 100.00	A1	3,256,326
3,500	5.500%, 11/01/39	11/19 at 100.00	A1	3,591,070
1,960	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	2,013,920
15	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	12/11 at 100.00	AA	15,011
	Insured (Alternative Minimum Tax)
3,000	Contra Costa County Community College District, California, General Obligation Bonds, Series	8/12 at 100.00	Aa1	3,100,620
	2002, 5.000%, 8/01/23 – FGIC Insured
2,260	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/11 at 101.00	A+	2,286,758
	2002, 5.125%, 8/01/22 – FGIC Insured
870	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 –	7/11 at 100.00	AA+	870,131
	AGM Insured
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	587,857
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
10,810	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/11 at 102.00	AA+	11,064,359
	Election of 1998, Series 2001C, 5.000%, 7/01/26 – AGM Insured
4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/12 at 101.00	Aa1	4,228,320
	Election of 1998, Series 2002D, 5.250%, 7/01/21 – FGIC Insured
2,715	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa1	2,802,613
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured
1,630	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	A	1,642,437
	Bonds, Series 2003C, 5.000%, 8/01/22 – FGIC Insured
12,520	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	3,099,201
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
46,895	Total Tax Obligation/General			38,558,623
	Tax Obligation/Limited – 43.8% (29.2% of Total Investments)
1,960	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	980,000
	Tax Bonds, Series 2007, 5.750%, 8/01/25 (5), (6)
7,135	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital	11/11 at 100.00	AA+	7,226,970
	Improvement Revenue Bonds, Series 2001, 5.000%, 11/01/25 – AGM Insured
8,210	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	A2	8,720,580
	2003C, 5.500%, 6/01/16
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	3/12 at 100.00	A2	3,899,680
	Series 2002B, 5.000%, 3/01/27 – AMBAC Insured
4,510	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/11 at 102.00	A2	4,450,197
	Hospital Addition, Series 2001A, 5.000%, 12/01/26 – AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,020,130
	2009G-1, 5.750%, 10/01/30
2,260	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	2,307,257
	2010A-1, 5.750%, 3/01/30
	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community
	Facilities District 90-2 – Talega, Series 2003:
1,750	5.875%, 9/01/23	9/13 at 100.00	N/R	1,770,545
550	6.000%, 9/01/33	9/13 at 100.00	N/R	538,054
715	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	684,205
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,160	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	1,756,771
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,026,563
	6.000%, 9/01/34
3,500	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons,	9/11 at 100.00	N/R	3,390,765
	Series 2005, 6.300%, 9/01/31
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/12 at 100.00	N/R	1,017,200
	Series 2002, 6.100%, 9/01/22
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
330	5.000%, 9/01/26	9/16 at 100.00	N/R	309,844
760	5.125%, 9/01/36	9/16 at 100.00	N/R	657,218
3,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	3,056,580
	Series 2003H, 6.000%, 10/01/20
685	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	552,987
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
5,250	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/12 at 101.00	N/R	5,290,845
	Facilities District of Mountain House, Series 2002, 6.300%, 9/01/24
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,022,620
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	BBB+	807,090
	8/01/37 – RAAI Insured
5,425	Lodi, California, Certificates of Participation, Public Improvement Financing Project, Series	10/12 at 100.00	A	5,453,481
	2002, 5.000%, 10/01/26 – NPFG Insured
1,310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	1,112,609
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,675	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AA+	1,697,395
	Participation, Series 2005, 5.000%, 3/01/26 – AGM Insured
725	National City Community Development Commission, San Diego County, California, Redevelopment	8/21 at 100.00	A–	761,221
	Project Tax Allocation Bonds, Series 2011, 6.500%, 8/01/24
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,
	Series 2006D:
535	5.000%, 9/01/26	9/14 at 102.00	N/R	474,625
245	5.000%, 9/01/33	9/14 at 102.00	N/R	199,097
270	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	274,555
	Project, Series 2011, 6.750%, 9/01/40
3,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	A–	3,022,680
	District Redevelopment Project, Series 2003, 5.500%, 9/01/19 – FGIC Insured
4,520	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AA–	4,556,974
	Series 2001, 5.000%, 8/01/24 – AMBAC Insured
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	8/11 at 101.00	N/R	1,881,760
	Ranch, Series 2003A, 5.550%, 8/15/33
11,165	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	4/12 at 102.00	Baa1	9,544,959
	Area 1, Series 2002, 5.100%, 4/01/30 – NPFG Insured
3,250	Pomona Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment	8/11 at 100.00	Baa1	2,806,635
	Projects, Series 2001AD, 5.000%, 2/01/27 – NPFG Insured
1,000	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	844,940
	Facilities District 14 Del Sur, Series 2006, 5.125%, 9/01/26
6,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A3	5,467,800
	7/01/39 – FGIC Insured
625	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	516,894
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
155	Riverside County Redevelopment Agency, California, Jurupa Valley Project Area 2011 Tax Allocation	10/21 at 100.00	A–	156,725
	Bonds Series B, 6.500%, 10/01/25
3,375	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment	10/20 at 100.00	A–	3,378,105
	Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40
780	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	780,975
	8/01/25 – AMBAC Insured
1,145	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	1,074,170
	Series 2003C, 6.000%, 9/01/33
14,505	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/11 at 101.00	AA+	14,695,451
	Project, Series 2001A, 5.000%, 9/01/26 – AGM Insured
2,300	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AA+	2,304,968
	2001, 5.000%, 7/01/26 – AMBAC Insured
125	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	129,736
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
125	7.000%, 8/01/33	2/21 at 100.00	BBB	128,426
160	7.000%, 8/01/41	2/21 at 100.00	BBB	163,811
1,345	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA–	1,268,886
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
215	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	212,783
	7.000%, 10/01/26
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera	8/15 at 100.00	BBB+	7,634,054
	Ranch, Series 2005A, 5.000%, 8/15/32 – AMBAC Insured
1,165	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing	8/21 at 100.00	A	1,206,392
	Bonds Series 2011A, 7.000%, 8/01/39
600	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 105.00	N/R	633,846
	District 01-1, Refunding Series 2009A, 8.625%, 9/01/39
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	2,528,157
	District 01-1, Series 2003B, 7.000%, 9/01/38
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,570,740
	District 01-1, Series 2004B, 6.000%, 9/01/39
1,375	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,099,189
	District 2001-1, Series 2004A, 6.125%, 9/01/39
370	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	374,225
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
2,500	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General	10/11 at 100.00	A2	2,433,275
	Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/26 – NPFG Insured
138,405	Total Tax Obligation/Limited			131,875,640
	Transportation – 7.4% (4.9% of Total Investments)
1,690	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,717,057
	2006F, 5.000%, 4/01/31 (UB)
11,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	10,952,880
	Bonds, Series 1999, 5.875%, 1/15/28
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29B:
4,110	5.125%, 5/01/17 – FGIC Insured	5/13 at 100.00	A1	4,300,046
5,140	5.125%, 5/01/19 – FGIC Insured	5/13 at 100.00	A1	5,320,363
22,690	Total Transportation			22,290,346
	U.S. Guaranteed – 19.8% (13.2% of Total Investments) (7)
4,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2002A, 6.750%,	9/12 at 102.00	N/R (7)	4,391,560
	9/01/25 (Pre-refunded 9/01/12)
7,510	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced	6/12 at 100.00	Baa3 (7)	7,767,293
	County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33 (Pre-refunded 6/01/12)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
3,500	5.375%, 5/01/17 (Pre-refunded 5/01/12) – SYNCORA GTY Insured	5/12 at 101.00	Aaa	3,699,465
8,000	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	8,437,600
720	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (7)	804,197
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (7)	2,292,720
	Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25 (Pre-refunded 12/15/13)
2,500	Fullerton Joint Union High School District, Orange County, California, General Obligation	8/11 at 100.00	Aa2 (7)	2,520,125
	Bonds, Series 2002A, 5.000%, 8/01/23 (Pre-refunded 8/01/11) – AGM Insured
3,815	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	4,135,155
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,940	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (7)	2,220,291
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
1,335	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (7)	1,513,036
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
5,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	5,799,475
	7/01/36 (Pre-refunded 7/01/12) (4)
1,225	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AA+ (7)	1,229,802
	2001, 5.000%, 7/01/26 (Pre-refunded 7/01/11) – AMBAC Insured
7,595	San Francisco State University Foundation Inc., California, Auxiliary Organization Student	9/11 at 101.00	BBB (7)	7,762,622
	Housing Revenue Bonds, Series 2001, 5.000%, 9/01/26 (Pre-refunded 9/01/11) – NPFG Insured
4,200	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	4,419,576
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.500%,
	6/01/36 (Pre-refunded 6/01/12)
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	N/R (7)	2,658,125
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)
56,340	Total U.S. Guaranteed			59,651,042
	Utilities – 3.7% (2.5% of Total Investments)
3,815	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	3,364,372
	2007A, 5.000%, 11/15/35
1,285	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	1,112,142
	9/01/31 – SYNCORA GTY Insured
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	4,198,150
	Project, Series 2003, 5.700%, 9/01/36
2,500	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.125%, 8/01/22 –	8/12 at 100.00	A+	2,457,300
	AMBAC Insured (Alternative Minimum Tax)
12,600	Total Utilities			11,131,964
	Water and Sewer – 6.1% (4.1% of Total Investments)
1,070	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/22 –	6/14 at 100.00	AA+	1,108,477
	AMBAC Insured
1,125	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA+	1,094,209
	10/01/36 – AGM Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	865,881
	5.000%, 4/01/36 – NPFG Insured
850	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA–	847,340
	5.000%, 6/01/31 – NPFG Insured
1,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	906,990
1,000	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AA	1,030,810
	5.000%, 3/01/24 – NPFG Insured
	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue
	Bonds, Series 2002:
2,500	5.000%, 8/01/23 – NPFG Insured	8/12 at 100.00	Aa3	2,572,700
6,260	5.000%, 8/01/24 – NPFG Insured	8/12 at 100.00	Aa3	6,389,080
3,315	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AA–	3,530,670
	Refunding Bonds, Series 2003A, 5.250%, 10/01/18 – NPFG Insured
18,010	Total Water and Sewer			18,346,157
$ 495,019	Total Investments (cost $473,015,330) – 150.2%			452,148,930
	Floating Rate Obligations – (1.3)%			(3,845,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (52.0)% (8)			(156,425,000)
	Other Assets Less Liabilities – 3.1%			9,189,804
	Net Assets Applicable to Common Shares – 100%			$ 301,068,734

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$451,168,930	$980,000	$452,148,930

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$1,261,789
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(281,789)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$ 980,000

During the period ended May 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2011, the cost of investments was $468,968,040.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 10,411,187
Depreciation	(31,075,296)
Net unrealized appreciation (depreciation) of investments	$(20,664,109)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(8)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.6%, respectively.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         July 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         July 29, 2011